Other revenues (Tables)	12 Months Ended
Dec. 31, 2015
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Year ended December 31
(In US$ millions)	2015	2014	2013
Amortization of unfavorable contracts	116	130	67
Amortization of favorable contracts	—	—	(2)
Revenues related party	119	97	2
External management fees with third parties	30	62	45
Total	265	289	112